Notes Payable and Other Debt - Summary of the Scheduled Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 2,667	$ 2,257
2022	5,211	5,222
2023	1,778	1,770
2024	1,867	1,854
2025	1,959	1,948
Thereafter	42,303	42,773
Subtotal	55,785	55,824	$ 56,876
Less: unamortized discounts	(131)	(135)	(149)
Less: deferred financing costs	(1,221)	(1,250)	$ (1,364)
Total notes and other debt	$ 54,433	$ 54,439